Activity Related to Credit Component Recognized on Debt Securities (Detail) (Mortgage-backed securities, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Balance, December 31, 2011	$ 0
Additions for the credit component on debt securities in which other-than-temporary impairment was not previously recognized	12
Balance, December 31, 2012	$ 12